Financial Instruments	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Financial Instruments
Financial Instruments
Takeda promotes risk management to reduce the financial risks arising from business operations. The principal risks to which Takeda is exposed include market risk, counterparty credit risk, and liquidity risk caused by changes in the market environment such as fluctuations in the price of foreign currency, interest rates and market prices of commodities and other financial holdings. Each of these risks are managed in accordance with Takeda’s policies.
Financial Assets and Liabilities

	JPY (millions) As of March 31, 2018
	Loans and Receivables	Available-for-sale financial assets	Derivative hedging instruments	Measured at fair value through profit or loss	Other Financial Liabilities	Total
Financial Assets Measured at Fair Value
Other financial assets -
Available-for-sale financial assets	¥—	¥169,814	¥—	¥—	¥—	¥169,814
Derivative financial instruments	—	—	2,527	762	—	3,289
Other	—	—	—	2,070	—	2,070
Total	¥—	¥169,814	¥2,527	¥2,832	¥—	¥175,173

Financial Assets Not Measured at Fair Value
Other financial assets -
Restricted deposits	¥87,381	¥—	¥—	¥—	¥—	¥87,381
Other	14,528	—	—	—	—	14,528
Trade and Other Receivables	420,247	—	—	—	—	420,247
Cash and cash equivalents	294,522	—	—	—	—	294,522
Total	¥816,678	¥—	¥—	¥—	¥—	¥816,678

Financial Liabilities Measured at Fair Value
Other financial liabilities -
Contingent considerations	¥—	¥—	¥—	¥30,569	¥—	¥30,569
Derivative financial instruments	—	—	3,498	5,373	—	8,871
Total	¥—	¥—	¥3,498	¥35,942	¥—	¥39,440

Financial Liabilities Not Measured at Fair Value
Other financial liabilities -
Finance leases	¥—	¥—	¥—	¥—	¥53,149	¥53,149
Other	—	—	—	—	28,247	28,247
Trade and Other Payables	—	—	—	—	240,259	240,259
Bonds and Loans	—	—	—	—	985,662	985,662
Total	¥—	¥—	¥—	¥—	¥1,307,317	¥1,307,317

	JPY (millions) As of March 31, 2019
	Measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other Financial Liabilities	Total
Financial Assets Measured at Fair Value
Other financial assets -
Equity instruments	¥—	¥168,732	¥—	¥—	¥—	¥168,732
Derivative financial instruments	—	—	4,590	3,725	—	8,315
Investments in convertible notes	—	—	9,865	—	—	9,865
Investments in debt securities	—	—	1,608	—	—	1,608
Other	—	—	504	—	—	504
Total	¥—	¥168,732	¥16,567	¥3,725	¥—	¥189,024

Financial Assets Not Measured at Fair Value
Other financial assets -
Others	¥26,493	¥—	¥—	¥—	¥—	¥26,493
Trade and Other Receivables	741,907	—	—	—	—	741,907
Cash and cash equivalents	702,093	—	—	—	—	702,093
Total	¥1,470,493	¥—	¥—	¥—	¥—	¥1,470,493

Financial Liabilities Measured at Fair Value
Other financial liabilities -
Contingent considerations	¥—	¥—	¥71,062	¥—	¥—	¥71,062
Derivative financial instruments	—	—	7,120	1,625	—	8,745
Total	¥—	¥—	¥78,182	¥1,625	¥—	¥79,807

Financial Liabilities Not Measured at Fair Value
Other financial liabilities -
Finance leases	¥—	¥—	¥—	¥—	¥179,411	¥179,411
Other	—	—	—	—	23,908	23,908
Trade and Other Payables	—	—	—	—	327,394	327,394
Bonds and Loans	—	—	—	—	5,750,951	5,750,951
Total	¥—	¥—	¥—	¥—	¥6,281,664	¥6,281,664

Fair Value Measurement
Derivative and non-derivative financial instruments measured at fair value are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 is defined as observable inputs, such as quoted prices in active markets for an identical asset or liability. Level 2 is defined as inputs other than quoted prices in active markets within Level 1 that are directly or indirectly observable. Level 3 is defined as unobservable inputs. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments.

	JPY (millions) For the Year Ended March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥762	¥—	¥762
Derivatives for which hedge accounting is applied	—	2,527	—	2,527
Available-for-sale financial assets	163,030	34	—	163,064
Total	¥163,030	¥3,323	¥—	¥166,353

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥5,373	¥—	¥5,373
Contingent considerations arising from business combinations	—	—	30,569	30,569
Derivatives for which hedge accounting is applied	—	3,498	—	3,498
Total	¥—	¥8,871	¥30,569	¥39,440

	JPY (millions) For the Year Ended March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥4,590	¥—	¥4,590
Investment in convertible notes	—	—	9,865	9,865
Investment in debt securities	—	—	1,608	1,608
Other	—	—	504	504
Derivatives for which hedge accounting is applied	—	3,725	—	3,725
Financial assets measured at fair value through OCI
Equity instruments	119,907	—	48,825	168,732
Total	¥119,907	¥8,315	¥60,802	¥189,024

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥7,120	¥—	¥7,120
Contingent considerations arising from business combinations	—	—	71,062	71,062
Derivative for which hedge accounting is applied	—	1,625	—	1,625
Total	¥—	¥8,745	¥71,062	¥79,807

For the year ended March 31, 2018, available-for-sale financial assets and other financial assets for which it was difficult to reliably measure the fair value are excluded from the table. The carrying amounts of such assets as of March 31, 2018 were 6,750 million JPY and 2,070 million JPY respectively. These assets were primarily unlisted equity investments and the fair value of the investments was difficult to reliably measure as they are not traded on stock markets.

Valuation Techniques
The fair value of derivatives is measured at quoted prices or quotes obtained from financial institutions, whose significant inputs to the valuation model used are based on observable market data.
The fair value of the investment in convertible notes is measured using techniques such as the discounted cash flow and option pricing models.
Equity investments and investments in debt securities are not held for trading. If equity instruments or investments in debt securities are quoted in an active market, the fair value is based on price quotations at the period-end-date. If equity instruments or investments in debt securities are not quoted in an active market, the fair value is calculated utilizing a net asset-book value method or multiples of EBITDA approach based on available information as of each period-end-date and company comparable. The principle input that is not observable and utilized for the calculation of the fair value of equity instruments and investments in debt securities classified as Level 3 is the EBITDA rate used for the EBITDA multiples approach, which ranges from 4.6 times to 11.1 times. During the year ended March 31, 2019, a cumulative gain on equity investments of 44,230 million JPY was reclassified from other comprehensive income to retained earnings upon the disposal of certain equity investments in publicly traded companies. The fair value of these investments on the dates of disposal was 65,035 million JPY. The investments were disposed of after management’s assessment of these investments relative to the investment strategy.
Contingent consideration, resulting from business combinations, is valued at fair value at the acquisition date as part of the business combination. When the contingent consideration meets the definition of a financial liability, it is subsequently re-measured to fair value at each reporting date. The determination of the fair value is based on models such as scenario-based methods and discounted cash flows. The key assumptions take into consideration the probability of meeting each performance target, forecasted revenue projections, and the discount factor. The fair value measurement of contingent considerations arising from business combinations is discussed in Note 21.

The joint venture net written option, included in other Level 3 assets for the year ended March 31, 2019 above is valued at fair value, and subsequently re-measured to fair value at each reporting date. The determination of the fair value is based on the Monte Carlo Simulation model. The key assumptions include probability weighting, estimated earnings and assumed market participant discount rates that taken into account for the fair value.
Transfers between levels
Takeda recognizes transfers between levels of the fair value hierarchy, at the end of the reporting period during which the change has occurred. There were no transfers among Level 1, Level 2, and Level 3 except transfers from Level 3 to Level 1 recorded in 2018 and 2019. These transfers resulted from the investments in the companies whose shares were previously not listed on an equity or stock exchange and had no recent observable active trades in the shares. During the years ended March 31, 2018 and 2019, the companies listed its equity shares on an exchange and are currently actively traded in the market. As the equity shares have a published price quotation in an active market, the fair value measurement was transferred from Level 3 to Level 1 on the fair value hierarchy during the years ended March 31, 2018 and March 31, 2019, respectively.
Level 3 fair values
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 financial asset fair values for the year ended March 31, 2019. There were no Level 3 financial assets reflected in the consolidated financial statements of Takeda for the years ended March 31, 2017 and 2018. The disclosure related to the Level 3 financial liabilities, which are related to contingent considerations arising from business combinations, are included in Note 21.

JPY (millions)
Balance as of March 31, 2018	¥—
Adoption of IFRS 9	47,789
Balance as of April 1, 2018	47,789
Additions arising from business combinations	6,183
Gain recognized as finance income	587
Loss recognized as changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(4,060)
Purchases	12,253
Sales	(1,844)
Transfers to Level 1	(111)
Other	5
As of March 31, 2019	¥60,802

Financial instruments not recorded at fair value
The carrying amount and fair value of financial instruments that are not recorded at fair value in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2018		2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Bonds	¥172,889	¥172,872	¥3,196,365	¥3,323,592
Long-term loans	812,755	815,865	2,054,584	2,058,929
Finance leases	53,149	53,690	179,411	181,776

Long-term debt is recognized at its amortized cost. The fair value of bonds is measured at quotes obtained from financial institutions whose significant inputs to the valuation model used are based on observable market data. The fair value of loans and finance leases is measured at the present value of future cash flows discounted using the applicable market rate on the loans with consideration of the credit risk by each group classified in a specified period. The fair value of bonds, long-term loans, and finance leases are classified as Level 2 in the fair value hierarchy.
Market Risk
Major market risks to which Takeda is exposed are 1) foreign currency risk, 2) interest rate risk and 3) price fluctuation risk. Financial instruments affected by market risk include loans and borrowings, deposits, equity investments and derivative financial instruments.
Foreign Currency Risk
Takeda’s exposure to the risk of changes in foreign exchange rates primarily relates to its operations (when revenue or expense is denominated in a foreign currency) and the Company’s net investments in foreign subsidiaries. The Company manages foreign currency risks in a centralized manner using derivative financial instruments. The Company's policy does not permit the use of speculative foreign currency financial instruments or derivatives, and Takeda does not enter into derivative contracts or financial instruments to manage its exposure currency translation risk.
Takeda uses forward exchange contracts, currency swaps, and currency options to hedge individually significant foreign currency transactions. Takeda has also designated loans and bonds denominated in the US dollar and Euro, including the US dollar and Euro debt instruments used to fund the Shire Acquisition, as hedges of net investments in foreign operations. As of March 31, 2018, the total fair value of the foreign currency denominated loans and foreign currency denominated bonds was 61,200 million JPY and 31,930 million JPY, respectively. As of March 31, 2019, the total fair value of the foreign currency denominated loans and foreign currency denominated bonds was 1,404,031 million JPY and 3,203,040 million JPY, respectively.
Takeda is exposed mainly to foreign currency risks of the US dollar and Euro. A depreciation of the JPY by 5% against the US dollar and Euro would impact profit or loss by 5,156 million JPY, 12,533 million JPY, and 19,530 million JPY as of March 31, 2017, 2018 and 2019, respectively. These amounts do not include the effects of foreign currency translation on financial instruments in the functional currency or on assets, liabilities, revenue, and expenses of foreign operations. This analysis assumes that all other variables, in particular interest rates, remain constant. Takeda's exposure to foreign currency changes for all other currencies is not material.

	JPY (millions) For the Year Ended March 31, 2018
	Contract Amount	Contract amount to be settled in more than one year	Fair Value
Forward exchange contracts:
Selling:
Euro	¥98,198	¥—	¥(894)
United States Dollar	39,799	—	100
Chinese Yuan	20,528	—	(1,211)
Other	1,854	—	(1)
Buying:
Euro	173,627	—	(964)
United States Dollar	9,585	—	(19)
Other	5,105	—	95
Currency swaps:
Buying:
United States Dollar	124,028	123,993	(1,773)

	JPY (millions) For the Year Ended March 31, 2019
	Contract Amount	Contract amount to be settled in more than one year	Fair Value
Forward exchange contracts:
Selling:
Euro	¥219,580	¥—	¥544
United States Dollar	200,571	—	(2,145)
Other	722	—	(2)
Buying:
Euro	357,550	—	(4,156)
United States Dollar	227,262	—	3,254
Currency swaps:
Buying:
United States Dollar	123,993	123,959	2,621
Currency collar options:
Russian Ruble	11,463	—	(9)
Brazilian Real	13,507	—	(15)

The above currency swaps were related to bonds and loans denominated in foreign currency, which the Company designated as hedging instruments in a cash flow hedges. The cash flow hedge reserve related to the currency swaps were reclassified to profit or loss in the same period as the hedged expected future cash flows occur.
Interest Rate Risk
Takeda’s exposure to the risk of changes in benchmark interest rates and foreign exchange rate relates primarily to the outstanding borrowings with floating interest rates. Takeda may use interest and currency swaps that fix the amount of future payments to manage interest and foreign exchange rate risks through cash flow hedge strategies. The following summarizes interest and cross currency interest rate swaps designated as cash flow hedges for the periods ended March 31:

	JPY (millions) For the Year Ended March 31
	Notional Amount	More than One Year	Fair Value
2018	¥300,938	¥300,938	¥(970)
2019	308,078	248,078	2,100

The above swaps are related to the borrowings which the Company designated as hedging instruments in a cash flow hedge.
The following represents interest rate sensitivity analysis for the periods presented. This analysis assumes that all other variables, in particular foreign currency exchange rates, remain constant.

	JPY (millions)
	As of March 31, 2018 Interest rate		As of March 31, 2019 Interest rate
	+1%	-1%	+1%	-1%
Impact on net profit or loss before tax	¥—	¥—	¥(4,632)	¥4,632
Impact on other comprehensive income (before tax effects)	16,543	(16,543)	14,840	(14,840)
For the year ended March 31, 2018, there is an immaterial impact on net profit or loss because the amount of interest payments from all the outstanding borrowings with floating rates are fixed using interest rate swaps. The ineffective portion of the hedges was immaterial.

Price Fluctuation Risk Management
Commodity Price Risk

For its business operations, Takeda is exposed to risks from commodity price fluctuations. Takeda manages this risk primarily by utilizing fixed price contracts, but may also use financial instruments to lock in a fixed price.

Market Price Risk

Market pricing and valuations of Takeda’s fixed-income financial assets and liabilities are impacted by changes in currency rates, interest rates and credit spreads, which are managed as described above.

For equity instruments, the Company manages the risk of price fluctuations in the instruments by regularly reviewing share prices and financial positions of the issuers. The analysis shows that if the market price of equity instruments held by Takeda and investments in trusts which hold equity instruments on behalf of Takeda had increased by 10%, the hypothetical impact on other comprehensive income (before tax effect) would have been 16,303 million JPY and 11,991 million JPY as of March 31, 2018 and 2019 respectively. This analysis assumes that all other variables, in particular interest rates and foreign currency exchange rates, remain constant.

Derivative Financial Instruments

As described above, Takeda is exposed to effects related to foreign exchange fluctuations in connection with our international business activities that are denominated in various currencies and Takeda entities that have different functional currencies. Takeda is also exposed to currency and interest rate fluctuations on our borrowings that we use to finance our business operations and our acquisitions. These borrowings are denominated in various currencies and may bear interest at variable rates, resulting in the risk related to the currency and interest rate movements.

In order to manage the risk of currency exchange rate and interest rate fluctuations, Takeda may enter into derivative contracts with highly rated financial institutions. Takeda enters into derivative contracts based our risk management policies, which determine the authority for entering into such transactions and the transaction limits. The policy, which has been consistently followed, is that financial derivatives be used only for hedging foreign currency and interest rate exposure and not for speculative purposes.

Takeda generally designates its derivatives as hedges for accounting purposes. In certain instances, Takeda enters into derivative contracts that do not qualify for hedge accounting but are utilized to manage the underlying risk (‘‘economic hedges’’). Takeda does not use financial instruments for trading purposes. The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Summary of Financial Position and Financial Performance for Derivative and Hedging Activities
The following table details the items designated as hedging instruments as of March 31, 2019:

		JPY (millions)
	Notional	Carrying Amount – Assets	Carrying Amount – Liabilities	Line Item in the Statement of Financial Position where Hedging Instrument is included	Average Rate Used for the Fair Value of the Hedging Instrument
Cash Flow Hedges
Interest risk
Interest rate swaps	120,000 million JPY	¥—	¥917	Other financial liabilities	0.66%
	575 million USD	396	—	Other financial assets	2.83%
Currency and interest risk
Currency and interest rate swaps	1,125 million USD	3,329	708	Other financial assets /liabilities	109.97 JPY 0.03%
Net Investment Hedges
Foreign currency denominated bonds and loans	12,881 million USD	—	1,425,116	Bonds and loans
	10,540 million EUR	—	1,308,686	Bonds and loans

The following table details the amounts within other components of equity related to items designated as hedged items as of March 31, 2019:

	JPY (millions)
	Balance in cash flow hedges and exchange differences on translation	Balance in hedge cost
Cash Flow Hedges
Interest risk
Interest rate swaps	¥(362)	¥—
Forward interest rate	33	—
Currency and interest risk
Currency and interest rate swaps	(109)	1,412
Currency risk
Hedge related to acquisition	3,397	—
Net Investment Hedges
Foreign currency denominated bonds and loans	7,969	—
The following table details the amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of March 31, 2019:

	JPY (millions)
	Amounts recognized in OCI		Amounts reclassified to Goodwill		Amount reclassified to profit or loss
	Change in Fair Value of Hedges	Hedging Costs	Cash Flow Hedge	Hedging Costs	Cash Flow Hedge	Hedging Costs	Line item in which reclassification adjustment is included
Cash Flow Hedges
Interest risk
Interest rate swaps	¥(2,177)	¥—	¥—	¥—	¥845	¥—	Financial expenses
Forward interest rate	—	—	—	—	53	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	7,204	627	—	—	(7,261)	(908)	Financial income and Financial expenses
Currency risk
Hedge related to acquisition	(33,090)	(4,715)	35,773	4,715	—	—
Net Investment Hedges
Foreign currency denominated bonds and loans	(8,488)	—	—	—	—	—

The amount relating to the ineffectiveness recorded in profit or loss was immaterial for the years ended March 31, 2018 and 2019. The amount of hedging gains/losses recorded in other comprehensive income and reclassified to profit or loss as hedged future cash flows were no longer expected to occur was immaterial for the years ended March 31, 2018 and 2019.
Capital Management
The capital structure of Takeda consists of shareholders’ equity (Note 26), bonds and loans (Note 20), and cash and cash equivalents (Note 18). The fundamental principles of Takeda’s capital risk management are to build and maintain a steady financial base for the purpose of maintaining soundness and efficiency of operations and achieving sustainable growth. According to these principles, Takeda conducts capital investment, profit distribution such as dividends, and repayment of loans based on steady operating cash flows through the development and sale of competitive products. Takeda balances and monitors its capital structure between debt and equity and adheres to a conservative financial discipline.
Credit Risk
Takeda is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions, and other financial instruments. The maximum exposure to credit risk, without taking into account of any collateral held at the end of the reporting period, is represented by the carrying amount of the financial instruments which is exposed to credit risk on the consolidated statement of financial position.
Customer Credit Risk
Trade and other receivables are exposed to customer credit risk. Takeda monitors the status of overdue balances, reviews outstanding balances for each customer and regularly examines the credibility of major customers in accordance with Takeda’s policies for credit management to facilitate the early evaluation and the reduction of potential credit risks. If necessary, Takeda obtains rights to collateral or guarantees on the receivables.
The following represents the age of trade receivables that are past due but not impaired:

	JPY (millions) Amount Past Due
	Total	Within 30 Days	Over 30 Days but within 60 Days	Over 60 Days but within 90 Days	Over 90 Days but within One Year	Over One Year
As of March 31, 2018	¥16,222	¥6,453	¥2,243	¥782	¥5,042	¥1,702

The amounts in the above table are net of allowances for doubtful receivables. Takeda has provided loss allowances on trade receivables and other receivables not past due based on an analysis of credit histories. Takeda establishes loss allowances that represent an estimate of expected losses at the end of the reporting period.
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2019:

	JPY (millions) except for percentage
		Amount Past Due
	Current	Within 30 Days	Over 30 Days but within 60 Days	Over 60 Days but within 90 Days	Over 90 Days but within One Year	Over One Year	Total
Gross carrying amount	¥613,062	¥17,244	¥7,441	¥5,968	¥14,336	¥2,948	¥660,999
Impairment loss allowance	(2,350)	(27)	(24)	(99)	(477)	(341)	(3,318)
Net carrying amount	610,712	17,217	7,417	5,869	13,859	2,607	657,681
Weighted average loss rate (%)	0.4%	0.2%	0.3%	1.7%	3.3%	11.6%	0.5%

Management believes that the unimpaired amounts that are past due are still collectible in full, based on historical payment behavior and extensive analysis of customer credit risk.
As of March 31, 2019, Takeda has provided loss allowance on trade receivables and other receivables not past due based on an analysis of credit histories. Loss allowance for trade receivables are measured based on expected credit losses on a collective basis using the simplified approach. However, when events that have a detrimental impact on the estimated future cash flows such as customers’ deterioration of financial conditions or failure of payment overdue have occurred, expected credit losses are measured on an individual basis as credit-impaired financial assets. Takeda considers a financial asset to be in default when the customer is unlikely to pay the obligation in full, without recourse by Takeda to take actions such as realizing collaterals, if any.
The following is a summary of the change in the loss allowance for trade receivables and other assets for the years ended March 31, 2017 and 2018. The loss allowance recognized for other than trade receivables is immaterial. Comparative amounts for 2017 and 2018 represent the allowance account for impairment losses under IAS 39.

	JPY (millions)
	2017	2018
At beginning of the year	¥9,165	¥9,733
Increases	2,438	1,946
Decreases (written off)	(1,185)	(1,941)
Decreases (reversed)	(712)	(1,130)
Reclassification to assets held for sale	(40)	(45)
Foreign currency translation differences	67	262
At end of the year	¥9,733	¥8,825
The following is a summary of the change in the impairment loss allowance for trade receivables for the year ended March 31, 2019. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial asset	Total
At beginning of the year	¥3,661	¥5,158	¥8,819
Increases	1,305	2,243	3,548
Decreases (written off)	(2,716)	(5,257)	(7,973)
Decreases (reversed)	(942)	(208)	(1,150)
Reclassification to assets held for sale	(36)	—	(36)
Foreign currency translation differences	119	(9)	110
At end of the year	¥1,391	¥1,927	¥3,318

Other Counterparty Credit Risk

Cash reserves of the subsidiaries are concentrated mostly with the Company and entities acting as the cash pool leader in the United States and Europe. These cash reserves are primarily managed exclusively by investments in highly rated short-term bank deposits and bonds of highly rated issuers within the investment limits determined by reviewing the investment ratings and terms under Takeda’s policies for fund management, resulting in limited credit risk. Cash reserves, other than those subject to the group cash pooling system, are managed by each consolidated subsidiary in accordance with the Company’s fund management policies.

For derivatives, Takeda enters into trading contracts only with financial counterparties rated investment grade or higher in order to minimize counterparty risk.
Liquidity Risk
The Company manages liquidity risk and establishes an adequate management framework for liquidity risk to secure stable short-, mid-, and long-term funds and sufficient liquidity for operations. Takeda manages liquidity risk by monitoring forecasted cash flows and actual cash flows. In addition, Takeda has commitment lines with some counterparty financial institutions to manage liquidity risk (Note 20). Takeda strives to maximize the available liquidity with a combination of liquid short-term investments and committed credit lines with strong rated counterparties. The objective is to maintain levels in excess of project cash needs to mitigate the risk of contingencies.
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2018 and 2019 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2018 and 2019.

	JPY (millions)
	Carrying Amount	Total	Within One Year	Between One and Two Years	Between Two and Three Years	Between Three and Four Years	Between Four and Five Years	More than Five Years
As of March 31, 2018
Bonds and loans
Bonds	¥172,889	¥179,567	¥2,050	¥61,824	¥61,429	¥54,264	¥—	¥—
Loans	812,773	872,738	5,556	66,611	76,879	6,881	81,882	634,929

Trade and other payables	240,259	240,259	240,259	—	—	—	—	—
Finance leases	53,149	99,161	4,808	5,410	3,495	2,709	2,721	80,018
Derivative liabilities	8,871	6,364	5,639	40	(336)	1,021	—	—
Derivative assets	(3,289)	(33,590)	(3,049)	(3,383)	(3,729)	(3,698)	(3,699)	(16,032)

As of March 31, 2019
Bonds and loans
Bonds	¥3,196,365	¥3,790,239	¥507,158	¥572,336	¥625,401	¥358,700	¥490,302	¥1,236,342
Loans	2,554,586	2,780,332	603,589	152,453	75,627	190,754	787,720	970,189

Trade and other payables	327,394	327,394	327,394	—	—	—	—	—
Finance leases	179,411	333,133	6,925	8,996	9,360	9,575	9,807	288,470
Derivative liabilities	8,745	7,106	7,246	(301)	161	—	—	—
Derivative assets	(8,315)	(30,902)	(8,090)	(2,983)	(2,576)	(2,633)	(2,816)	(11,804)
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term Loans	Short-term Loans	Finance Lease Obligations	Derivative Assets Used for Hedge of Debts	Derivative Liabilities Used for Hedge of Debts	Total
As of April 1, 2017	¥179,836	¥560,000	¥405,054	¥58,811	¥—	¥—	¥1,203,701
Cash flows from financing activities
Net increase (decrease) in short-term loans	—	—	(403,931)	—	—	—	(403,931)
Proceeds from long-term loans	—	337,955	—	—	—	(801)	337,154
Repayments of long-term loans	—	(80,000)	—	—	—	—	(80,000)
Proceeds from bonds	55,951	—	—	—	348	—	56,299
Repayments of bonds	(60,000)	—	—	—	—	—	(60,000)
Repayments of obligations under finance lease	—	—	—	(2,658)	—	—	(2,658)
Interest paid	—	—	—	(2,855)	—	—	(2,855)
Non-cash items
Foreign exchange movement	(3,019)	(5,244)	(1,105)	(2,610)	—	—	(11,978)
Change in fair value	—	—	—	—	(528)	2,754	2,226
New and amended finance leases	—	—	—	375	—	—	375
Others	121	44	—	2,086	—	—	2,251
As of March 31, 2018	¥172,889	¥812,755	¥18	¥53,149	¥(180)	¥1,953	¥1,040,584

	JPY (millions)
	Bonds	Long-term Loans	Short-term Loans	Finance Lease Obligations	Derivative Assets Used for Hedge of Debts	Derivative Liabilities Used for Hedge of Debts	Total
As of April 1, 2018	172,889	812,755	18	53,149	(180)	1,953	1,040,584
Cash flows from financing activities
Net increase (decrease) in short-term loans	—	—	367,319	—	—	—	367,319
Proceeds from long-term loans	—	1,215,526	—	—	—	—	1,215,526
Proceeds from bonds	1,580,400	—	—	—	—	—	1,580,400
Repayments of obligations under finance lease	—	—	—	(1,741)	—	—	(1,741)
Interest paid	—	—	—	(4,643)	—	—	(4,643)
Acquisitions through business combinations	1,461,627	4,170	138,674	8,685	—	—	1,613,156
Non-cash items
Foreign exchange movement	(23,562)	21,955	(6,009)	1,281	—	—	(6,335)
Change in fair value	—	—	—	—	(3,149)	(1,245)	(4,394)
New and amended finance leases	—	—	—	118,037	—	—	118,037
Others	5,011	178	—	4,643	—	—	9,832
As of March 31, 2019	¥3,196,365	¥2,054,584	¥500,002	¥179,411	¥(3,329)	¥708	¥5,927,741
Others includes increase in debts due to application of amortized cost method.